JPMorgan Realty Income ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.5%
Apartments — 31.9%
American Homes 4 Rent, Class A, REIT	480,139	17,745,938
Apartment Income REIT Corp., REIT	529,888	23,770,776
Camden Property Trust, REIT	354,343	50,844,677
Equity LifeStyle Properties, Inc., REIT	275,572	20,860,800
Independence Realty Trust, Inc., REIT	531,662	12,499,374
Invitation Homes, Inc., REIT	1,082,489	40,831,485
Mid-America Apartment Communities, Inc., REIT	328,625	59,481,125
Realty Income Corp., REIT	430,479	29,367,277
Sun Communities, Inc., REIT	400,245	65,692,212
UDR, Inc., REIT	1,020,403	48,775,263
		369,868,927
Diversified — 11.4%
Digital Realty Trust, Inc., REIT	101,143	14,118,552
Equinix, Inc., REIT	101,633	69,831,018
VICI Properties, Inc., REIT	1,417,540	43,731,109
Weyerhaeuser Co., REIT	97,218	3,842,055
		131,522,734
Health Care — 9.7%
Ventas, Inc., REIT	1,112,631	63,130,683
Welltower, Inc., REIT	556,861	49,610,746
		112,741,429
Hotels — 6.4%
DiamondRock Hospitality Co., REIT *	1,303,179	13,409,712
Host Hotels & Resorts, Inc., REIT	2,634,507	52,663,795
Sunstone Hotel Investors, Inc., REIT *	701,367	8,395,363
		74,468,870
Industrial — 17.4%
First Industrial Realty Trust, Inc., REIT	174,549	9,277,279
Prologis, Inc., REIT	1,072,737	136,752,513
Rexford Industrial Realty, Inc., REIT	857,833	54,789,794
		200,819,586
Office — 7.8%
Alexandria Real Estate Equities, Inc., REIT	271,279	45,018,750
Boston Properties, Inc., REIT	142,870	15,884,287
Cousins Properties, Inc., REIT	318,215	10,994,328
Kilroy Realty Corp., REIT	310,022	18,818,335
		90,715,700
Shopping Centers — 5.1%
Federal Realty Investment Trust, REIT	122,524	14,086,584
Kimco Realty Corp., REIT	1,216,931	28,780,418
Kite Realty Group Trust, REIT	784,254	16,437,964
		59,304,966

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Storage — 6.8%
Public Storage, REIT	236,758	78,281,665
Total Common Stocks (Cost $784,286,620)		1,117,723,877
Short Term Investments — 3.5%
Investment Companies — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 0.86% (a) (b) (Cost $40,347,078)	40,334,977	40,347,078
Total Investments — 100.0% (Cost $824,633,698)		1,158,070,955
Liabilities in Excess of Other Assets — (0.0)% ^		(112,265)
NET ASSETS — 100.0%		1,157,958,690

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,158,070,955	$—	$—	$1,158,070,955

(a)	Please refer to the SOI for specific of portfolio holdings.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022*
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.86% (a) (b)	$28,286,016	$354,857,343	$342,792,943	$(3,727)	$389	$40,347,078	40,334,977	$31,475	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
*	As of the close of business on May 20, 2022, JPMorgan Realty Income Fund (the "Acquired fund"), a series of Undiscovered Managers Funds, reorganized ("the Reorganization") into a newly created exchange-traded fund, JPMorgan Realty Income ETF (the "Fund"). Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The tables include transactions from the Acquired Fund for the period March 1, 2021 through May 20, 2022.